SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - Construction in Progress [Member] - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Construction in progress, Beginning balance	$ 12,852,415	$ 12,887,415
Construction in progress, Additions	35,000
Construction in progress, Ending balance	$ 12,887,415	$ 12,887,415